NET SALES (Tables)	12 Months Ended
Dec. 31, 2023
NET SALES
Analysis of Revenue from Continuing Operations
	12/31/2023	12/31/2022 (Reclassified)	12/31/2021 (Reclassified)
Gross revenue from the sale of products and services	45,298,287	45,977,407	30,545,908
Construction revenue	1,494,142	1,217,818	1,020,176
Indirect taxes and other deductions	(7,323,932)	(7,872,439)	(5,472,930)
Net sales	39,468,497	39,322,786	26,093,154

Revenue Disaggregated by Products and Service Lines and Timing of Revenue Recognition

In the following table, revenue is disaggregated by products and service lines and timing of revenue recognition:

	12/31/2023	12/31/2022 (Reclassified)	12/31/2021 (Reclassified)
At a point in time
Natural gas distribution	15,737,450	17,854,412	10,675,465
Lubricants, base oil and other	9,285,675	8,690,659	5,546,093
Lease and sale of property	743,411	834,616	—
Electricity trading	—	238,544	620,495
Other	538,445	418,847	277,571
	26,304,981	28,037,078	17,119,624
Over time
Railroad transportation services	10,379,017	9,503,965	7,103,706
Construction revenue	1,494,141	1,217,818	335,965
Container operations	558,699	337,543	1,020,176
Other services	792,951	289,418	566,364
	13,224,808	11,348,744	9,026,211

Eliminations	(61,292)	(63,036)	(52,681)
Total net sales	39,468,497	39,222,786	26,093,154